Schedule of Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 980,575	$ 920,571	$ 603,972
Less accumulated depreciation	(414,059)	(369,367)	(207,078)
Equipment, net	566,516	551,204	396,894
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 980,575	$ 920,571	$ 603,972